Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 8)	Dec. 31, 2023 USD ($)
Business Assets	$ 1,298,717
Real Estate	1,430,858
Total	2,729,575
Commercial [Member]
Business Assets	1,298,717
Real Estate	0
Total	1,298,717
Commercial Real Estate [Member]
Business Assets	0
Real Estate	1,263,495
Total	1,263,495
Residential real estate - 1st lien [Member]
Business Assets	0
Real Estate	167,363
Total	$ 167,363